Schedule of Cost of Revenue by Major Source (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
DisclosureCostOfRevenueLineItems [Line Items]
Total	¥ 2,898	¥ 2,396
Sales of Software [Member]
DisclosureCostOfRevenueLineItems [Line Items]
Total	590	377
Consulting and Support Services [Member]
DisclosureCostOfRevenueLineItems [Line Items]
Total	¥ 2,308	¥ 2,019